Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information about the relationships (i) between executive Compensation Actually Paid (“CAP”) to (x) our principal executive officer (“PEO”) and (y) all other named executive officers (“NEOs”) as a group on an average basis, on the one hand, and each of our (A) cumulative shareholder return, (B) net income or loss, and (C) company-selected financial performance measure for the years ended December 31, 2023, 2022, 2021, and 2020, and (ii) between our cumulative shareholder return and cumulative shareholder return of our peer group for the same period.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ thousands) (7)	Cash-Adjusted ROIC (8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	7,725,497	19,876,806	2,966,334	4,910,325	308	174	830,777	17.5%
2022	7,207,833	32,511,818	2,074,445	7,778,798	268	237	(44,166)	0.4%
2021	6,542,454	3,129,120	1,967,842	1,312,273	156	250	468,693	11.8%
2020	8,317,673	26,480,543	2,690,678	7,728,980	177	334	398,355	11.4%
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(1)Represents the “Total” compensation for our PEO, Mr. Widmar, as set forth under “Executive Compensation – Summary Compensation Table.”

(2)CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120
	2020	8,317,673	(6,000,023)	24,162,893	26,480,543

Average of non-PEO NEOs	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273
	2020	2,690,678	(1,579,996)	6,618,298	7,728,980
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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611
	2020	13,685,088	11,454,539	(976,734)	24,162,893

Average of non-PEO NEOs	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185
	2020	3,603,715	3,255,929	(241,346)	6,618,298

(3)For 2022 and 2021, our non-PEO NEOs were Messrs. Bradley and Dymbort, Georges J. Antoun (our Chief Commercial Officer), and Caroline Stockdale (our Chief People and Communications Officer). For 2020, our non-PEO NEOs were Messrs. Bradley and Antoun, Philip Tymen deJong (our former Chief Operating Officer), Raffi Garabedian (our former Chief Technology Officer), and Ms. Stockdale.

(4)Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column in the “Summary Compensation Table” in each year’s respective proxy statement.

(5)Represents the Total Shareholder Return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2019.

(6)Represents the TSR for the Invesco Solar ETF, which is a peer issuer group of solar companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the Invesco Solar ETF on December 31, 2019.

(7)Represents our consolidated net income or loss, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.

(8)Represents the company-selected financial performance measure used to link CAP to our PEO and non-PEO NEOs for the most recently completed year to company performance. Cash-adjusted ROIC is calculated as (i) net operating profit after taxes, adjusted to exclude production start-up expense and costs associated with the ramp of our manufacturing facilities, divided by (ii) the sum of stockholder’s equity and long-term debt, less cash, cash equivalents, restricted cash, restricted cash equivalents, and marketable securities. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that cash-adjusted ROIC is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed year, to Company performance.

Company Selected Measure Name	Cash-adjusted ROIC (1)
Named Executive Officers, Footnote	For 2022 and 2021, our non-PEO NEOs were Messrs. Bradley and Dymbort, Georges J. Antoun (our Chief Commercial Officer), and Caroline Stockdale (our Chief People and Communications Officer). For 2020, our non-PEO NEOs were Messrs. Bradley and Antoun, Philip Tymen deJong (our former Chief Operating Officer), Raffi Garabedian (our former Chief Technology Officer), and Ms. Stockdale.
Peer Group Issuers, Footnote	Represents the TSR for the Invesco Solar ETF, which is a peer issuer group of solar companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the Invesco Solar ETF on December 31, 2019.
PEO Total Compensation Amount	$ 7,725,497	$ 7,207,833	$ 6,542,454	$ 8,317,673
PEO Actually Paid Compensation Amount	$ 19,876,806	32,511,818	3,129,120	26,480,543
Adjustment To PEO Compensation, Footnote	CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120
	2020	8,317,673	(6,000,023)	24,162,893	26,480,543

Average of non-PEO NEOs	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273
	2020	2,690,678	(1,579,996)	6,618,298	7,728,980
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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611
	2020	13,685,088	11,454,539	(976,734)	24,162,893

Average of non-PEO NEOs	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185
	2020	3,603,715	3,255,929	(241,346)	6,618,298

Non-PEO NEO Average Total Compensation Amount	$ 2,966,334	2,074,445	1,967,842	2,690,678
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,910,325	7,778,798	1,312,273	7,728,980
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120
	2020	8,317,673	(6,000,023)	24,162,893	26,480,543

Average of non-PEO NEOs	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273
	2020	2,690,678	(1,579,996)	6,618,298	7,728,980
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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611
	2020	13,685,088	11,454,539	(976,734)	24,162,893

Average of non-PEO NEOs	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185
	2020	3,603,715	3,255,929	(241,346)	6,618,298

Compensation Actually Paid vs. Total Shareholder Return
Exhibit #1: Relationship between CAP and TSR. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our total shareholder return for the years ended December 31, 2023, 2022, 2021, and 2020:

As discussed in “Compensation Discussion and Analysis — Our Business Strategy, Key 2023 Compensation Decisions and Compensation Best Practices,” we seek to align the interests of our executives with those of our stakeholders by routinely reviewing the share ownership requirements for our executive officers. Under these guidelines, our PEO’s share ownership requirement is six times base salary and the share ownership requirement of all other executives is three times base salary. Accordingly, the CAP to our PEO and non-PEO NEOs is influenced to a large degree by changes in the price per share of our common stock, as well as the relative attainment of the performance metrics for PUs granted under the various EPEP awards.
	The elevated CAP to our PEO and non-PEO NEOs during 2022 and 2023 was primarily driven by a higher fair value for RSUs and PUs due to an increase in our share price, which corresponds with the increase in TSR during such periods, as well as an increase in the expected attainment of the underlying performance metrics associated with certain PU grants. The increase to TSR in 2023 compared to 2022 was primarily due to continued benefits received from government support programs, such as the Inflation Reduction Act of 2022; our growing backlog of future module sales, in particular those manufactured in the United States; and the ongoing expansion of our manufacturing capacity.
Compensation Actually Paid vs. Net Income
Exhibit #2: Relationship between CAP and Net Income or Loss. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our net income or loss for the years ended December 31, 2023, 2022, 2021, and 2020:

As discussed in Exhibit #1 above, the level of CAP to our PEO and non-PEO NEOs during 2022 and 2023 was primarily driven by an increase in our share price and an increase in the expected attainment of the underlying performance metrics associated with certain PU grants. For 2022, the performance metrics with the most significant effect on CAP related to the EPEP awards granted during 2021 and 2022. Among other things, such metrics include cash-adjusted ROIC, Series 7 cost per watt produced, and bookings backlog for future module deliveries. Although CAP to our PEO and non-PEO NEOs increased during a period of net loss for the Company, our executive compensation programs are designed to incentivize the achievement of performance objectives that align with our long-term strategic plans. As net income is not currently a performance metric in our long-term incentive awards, it did not directly impact CAP during the periods shown in the graph above.

Compensation Actually Paid vs. Company Selected Measure
Exhibit #3: Relationship between CAP and Cash-Adjusted ROIC. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our cash-adjusted ROIC for the years ended December 31, 2023, 2022, 2021, and 2020:

As discussed in Exhibit #1 above, the level of CAP to our PEO and non-PEO NEOs during 2022 and 2023 was primarily driven by an increase in our share price and an increase in the expected attainment of the underlying performance metrics associated with certain PU grants. In contrast, cash-adjusted ROIC is based on the Company’s operating results for each period presented in the graph above rather than the expected attainment of that metric in the future measurement periods specified in the related EPEP award, which drove the increased CAP in 2022.

Total Shareholder Return Vs Peer Group
Exhibit #4: Relationship between TSR and Peer Group TSR. The following graph shows the relationship of the three-year cumulative TSR on our common stock relative to the TSR of the Invesco Solar ETF for the years ended December 31, 2023, 2022, 2021, and 2020:

As illustrated above, our TSR increased approximately 15% in 2023 compared to 2022 primarily due to continued benefits received from government support programs, such as the Inflation Reduction Act of 2022; our growing backlog of future module sales, in particular those manufactured in the United States; and the ongoing expansion of our manufacturing capacity. We believe such factors had a positive effect on our TSR relative to the TSR of our peer group.

Tabular List, Table
The following table sets forth the Company’s most important financial and non-financial performance measures used to link CAP to our NEOs to company performance for the year ended December 31, 2023. Our financial performance measures consist of measures that are determined and presented in accordance with the accounting principles used in the preparation of our consolidated financial statements or measures that are derived wholly or in part from such measures. These performance measures are not ranked by relevant importance. The results of our company-selected financial performance measure, cash-adjusted ROIC, are disclosed in the Pay Versus Performance Table above.

Description
Cash-adjusted ROIC (1)
Adjusted net operating income (2)
Overhead (3)
Cost per watt produced (4)
Net bookings during 2023 (5)
Bookings backlog for delivery in certain future periods (6)
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(1)Cash-adjusted ROIC is calculated as defined in the Pay Versus Performance Table above.

(2)Adjusted net operating income is calculated in accordance with the approach taken for our 2023 Bonus Plan. See “Compensation Discussion and Analysis – 2023 Compensation Decisions.”

(3)Represents fixed costs reported within our consolidated operating income, excluding production costs and certain discrete items.

(4)Represents the manufactured cost of our modules expressed on a per watt basis.

(5)Represents the total volume of new contracts with customers during the year.

(6)Represents the total volume of modules expected to be sold in certain future periods.

Total Shareholder Return Amount	$ 308	268	156	177
Peer Group Total Shareholder Return Amount	174	237	250	334
Net Income (Loss)	$ 830,777,000	$ (44,166,000)	$ 468,693,000	$ 398,355,000
Company Selected Measure Amount	0.175	0.004	0.118	0.114
PEO Name	Mr. Widmar
Measure:: 1
Pay vs Performance Disclosure
Name	Cash-adjusted ROIC (1)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net operating income (2)
Measure:: 3
Pay vs Performance Disclosure
Name	Overhead (3)
Measure:: 4
Pay vs Performance Disclosure
Name	Cost per watt produced (4)
Measure:: 6
Pay vs Performance Disclosure
Name	Net bookings during 2023 (5)
Measure:: 7
Pay vs Performance Disclosure
Name	Bookings backlog for delivery in certain future periods (6)
PEO | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,089)	$ (4,549,997)	$ (4,699,945)	$ (6,000,023)
PEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,151,398	29,853,982	1,286,611	24,162,893
PEO | Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,153,067	14,547,305	5,467,198	13,685,088
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,375,117	17,718,245	(2,117,060)	11,454,539
PEO | Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,623,214	(2,411,568)	(2,063,527)	(976,734)
Non-PEO NEO | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,000,079)	(999,985)	(1,118,754)	(1,579,996)
Non-PEO NEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,944,070	6,704,338	463,185	6,618,298
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,061,158	3,307,026	1,293,237	3,603,715
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,013,061	3,856,455	(414,754)	3,255,929
Non-PEO NEO | Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 869,851	$ (459,143)	$ (415,298)	$ (241,346)